UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22277

American Funds Money Market Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

Courtney R. Taylor

American Funds Money Market Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Money Market Fund Investment Portfolio June 30, 2014

unaudited

Short-term securities 97.01%
	Yield at	Principal amount	Value
Federal agency discount notes 67.46%	acquisition	(000)	(000)

Federal Home Loan Bank 7/1/2014	0.06%	$175,000	$175,000
Federal Home Loan Bank 7/2/2014	0.05	366,000	366,000
Federal Home Loan Bank 7/7/2014	0.05	325,200	325,200
Federal Home Loan Bank 7/9/2014	0.05	188,700	188,698
Federal Home Loan Bank 7/11/2014	0.05	642,145	642,139
Federal Home Loan Bank 7/14/2014	0.04	75,000	74,999
Federal Home Loan Bank 7/16/2014	0.06	281,200	281,197
Federal Home Loan Bank 7/18/2014	0.05	360,292	360,288
Federal Home Loan Bank 7/21/2014	0.13	50,000	49,999
Federal Home Loan Bank 7/22/2014	0.04	50,000	49,999
Federal Home Loan Bank 7/23/2014	0.05	303,700	303,694
Federal Home Loan Bank 7/25/2014	0.09	50,000	49,999
Federal Home Loan Bank 7/30/2014	0.06	218,300	218,293
Federal Home Loan Bank 8/1/2014	0.05	275,000	274,992
Federal Home Loan Bank 8/4/2014	0.05	117,000	116,996
Federal Home Loan Bank 8/6/2014	0.06	122,000	121,996
Federal Home Loan Bank 8/8/2014	0.07	266,900	266,889
Federal Home Loan Bank 8/12/2014	0.07	150,000	149,994
Federal Home Loan Bank 8/13/2014	0.06	149,000	148,994
Federal Home Loan Bank 8/15/2014	0.07	209,700	209,690
Federal Home Loan Bank 8/19/2014	0.06	150,000	149,992
Federal Home Loan Bank 8/20/2014	0.08	75,000	74,996
Federal Home Loan Bank 8/21/2014	0.06	86,100	86,096
Federal Home Loan Bank 8/22/2014	0.06	199,924	199,912
Federal Home Loan Bank 8/26/2014	0.06	175,000	174,989
Federal Home Loan Bank 8/27/2014	0.07	366,200	366,178
Federal Home Loan Bank 8/29/2014	0.06	143,900	143,891
Federal Home Loan Bank 9/3/2014	0.07	268,900	268,881
Federal Home Loan Bank 9/4/2014	0.06	84,000	83,994
Federal Home Loan Bank 9/5/2014	0.07	43,600	43,597
Federal Home Loan Bank 9/10/2014	0.08	79,800	79,794
Federal Home Loan Bank 9/12/2014	0.08	50,000	49,995
Federal Home Loan Bank 9/19/2014	0.08	50,000	49,995
Federal Home Loan Bank 9/24/2014	0.08	50,000	49,994
Federal Home Loan Bank 9/26/2014	0.07	40,000	39,996
Federal Home Loan Bank 10/24/2014	0.09	23,400	23,396
Federal Home Loan Bank 11/14/2014	0.08	13,700	13,697
Federal Home Loan Bank 12/3/2014	0.08	134,900	134,861
Fannie Mae 7/2/2014	0.11	57,900	57,900
Fannie Mae 7/14/2014	0.05	278,200	278,197
Fannie Mae 7/28/2014	0.05	245,800	245,795
Fannie Mae 7/29/2014	0.05	138,200	138,197
Fannie Mae 7/30/2014	0.05	110,000	109,997
Fannie Mae 8/1/2014	0.06	100,000	99,997
Short-term securities
	Yield at	Principal amount	Value
Federal agency discount notes (continued)	acquisition	(000)	(000)

Fannie Mae 8/4/2014	0.05%	$ 75,000	$ 74,998
Fannie Mae 8/18/2014	0.06	224,990	224,979
Fannie Mae 8/20/2014	0.09	29,487	29,486
Fannie Mae 8/25/2014	0.05	50,000	49,997
Fannie Mae 8/26/2014	0.05	200,000	199,988
Fannie Mae 8/27/2014	0.09	25,000	24,998
Fannie Mae 9/2/2014	0.07	30,700	30,698
Fannie Mae 9/3/2014	0.07	125,000	124,991
Fannie Mae 9/4/2014	0.06	100,000	99,993
Fannie Mae 9/10/2014	0.08	50,500	50,496
Fannie Mae 9/17/2014	0.08	61,000	60,994
Fannie Mae 9/22/2014	0.06	75,000	74,995
Fannie Mae 10/1/2014	0.07	15,900	15,898
Fannie Mae 10/6/2014	0.06	50,000	49,996
Fannie Mae 10/14/2014	0.08	26,900	26,896
Fannie Mae 10/15/2014	0.07	49,100	49,093
Fannie Mae 10/22/2014	0.07	35,700	35,694
Fannie Mae 10/29/2014	0.07	44,700	44,692
Fannie Mae 11/3/2014	0.08	31,500	31,494
Fannie Mae 11/12/2014	0.07	35,000	34,992
Fannie Mae 11/17/2014	0.08	50,000	49,988
Fannie Mae 11/19/2014	0.07	140,200	140,166
Fannie Mae 12/3/2014	0.08	97,000	96,972
Freddie Mac 7/7/2014	0.05	50,000	50,000
Freddie Mac 7/22/2014	0.06	89,500	89,498
Freddie Mac 8/15/2014	0.05	100,000	99,995
Freddie Mac 8/19/2014	0.05	86,800	86,796
Freddie Mac 8/25/2014	0.06	125,000	124,993
Freddie Mac 8/26/2014	0.05	99,300	99,294
Freddie Mac 9/3/2014	0.07	50,000	49,997
Freddie Mac 9/8/2014	0.09	50,000	49,996
Freddie Mac 9/12/2014	0.06	47,300	47,296
Freddie Mac 9/26/2014	0.07	31,600	31,597
Freddie Mac 10/3/2014	0.10	50,000	49,994
Freddie Mac 10/6/2014	0.07	35,700	35,695
Freddie Mac 10/14/2014	0.07	32,500	32,495
Freddie Mac 10/15/2014	0.12	30,000	29,996
Freddie Mac 10/22/2014	0.10	50,000	49,992
Freddie Mac 10/24/2014	0.07	26,800	26,795
Freddie Mac 10/28/2014	0.09	155,000	154,972
Freddie Mac 11/4/2014	0.11	50,000	49,990
Freddie Mac 11/5/2014	0.07	25,800	25,795
Freddie Mac 11/14/2014	0.07	50,000	49,989
Freddie Mac 11/19/2014	0.09	90,000	89,978
Freddie Mac 11/21/2014	0.08	53,800	53,787
Federal Farm Credit Banks 7/1/2014	0.09	75,000	75,000
Federal Farm Credit Banks 7/2/2014	0.05	35,000	35,000
Federal Farm Credit Banks 7/3/2014	0.04	25,000	25,000
Federal Farm Credit Banks 7/7/2014	0.06	35,000	35,000
Federal Farm Credit Banks 7/8/2014	0.05	10,000	10,000
Federal Farm Credit Banks 7/9/2014	0.05	60,000	59,999
Federal Farm Credit Banks 7/16/2014	0.05	10,000	10,000
Federal Farm Credit Banks 7/23/2014	0.05	138,000	137,997
Federal Farm Credit Banks 7/24/2014	0.05	50,000	49,999
Short-term securities
	Yield at	Principal amount	Value
Federal agency discount notes (continued)	acquisition	(000)	(000)

Federal Farm Credit Banks 7/30/2014	0.05%	$ 20,000	$ 19,999
Federal Farm Credit Banks 7/31/2014	0.05	70,000	69,998
Federal Farm Credit Banks 8/1/2014	0.05	50,000	49,999
Federal Farm Credit Banks 8/6/2014	0.06	10,000	10,000
Federal Farm Credit Banks 8/8/2014	0.05	90,000	89,996
Federal Farm Credit Banks 8/11/2014	0.07	100,000	99,996
Federal Farm Credit Banks 8/19/2014	0.05	10,000	10,000
Federal Farm Credit Banks 8/20/2014	0.05	50,000	49,998
Federal Farm Credit Banks 8/21/2014	0.05	50,000	49,998
Federal Farm Credit Banks 8/22/2014	0.05	41,000	40,998
Federal Farm Credit Banks 8/28/2014	0.05	75,000	74,994
Federal Farm Credit Banks 10/31/2014	0.10	35,000	34,994
Federal Farm Credit Banks 11/14/2014	0.11	30,000	29,993
Tennessee Valley Authority 7/10/2014	0.06	58,400	58,399
Tennessee Valley Authority 7/17/2014	0.06	125,000	124,999
Tennessee Valley Authority 7/24/2014	0.04	100,000	99,998
			11,693,181
U.S. Treasuries 17.72%

U.S. Treasury Bills 7/10/2014	0.03	300,000	300,000
U.S. Treasury Bills 7/17/2014	0.03	280,000	280,000
U.S. Treasury Bills 7/24/2014	0.03	141,400	141,400
U.S. Treasury Bills 8/14/2014	0.03	150,000	149,997
U.S. Treasury Bills 8/21/2014	0.06	257,600	257,592
U.S. Treasury Bills 9/4/2014	0.08	163,200	163,193
U.S. Treasury Bills 9/11/2014	0.08	250,000	249,995
U.S. Treasury Bills 9/18/2014	0.08	100,000	99,996
U.S. Treasury Bills 9/25/2014	0.07	100,000	99,996
U.S. Treasury Bills 10/2/2014	0.06	100,000	99,991
U.S. Treasury Bills 10/9/2014	0.05	150,000	149,990
U.S. Treasury Bills 10/23/2014	0.06	250,000	249,970
U.S. Treasury Bills 11/6/2014	0.05	125,000	124,985
U.S. Treasury Bills 11/13/2014	0.05	110,000	109,981
U.S. Treasury Bills 11/20/2014	0.05	165,000	164,970
U.S. Treasury Bills 12/11/2014	0.06	75,000	74,984
U.S. Treasury Bills 12/18/2014	0.07	190,000	189,960
U.S. Treasury Bills 12/26/2014	0.05	165,000	164,954
			3,071,954
Commercial paper 10.85%

Hydro-Québec 7/8/2014[1]	0.08	25,000	25,000
Québec (Province of) 7/8/2014[1]	0.09	50,000	49,999
Québec (Province of) 7/16/2014[1]	0.09	75,000	74,997
Québec (Province of) 7/25/2014[1]	0.09	75,000	74,995
Québec (Province of) 8/5/2014[1]	0.09	135,000	134,985
Québec (Province of) 8/6/2014[1]	0.09	60,000	59,993
Québec (Province of) 8/7/2014[1]	0.10	50,000	49,994
Hydro-Québec 8/8/2014[1]	0.09	25,000	24,997
Québec (Province of) 8/14/2014[1]	0.09	75,000	74,989
Province of Ontario 7/3/2014	0.08	50,000	50,000
Province of Ontario 7/8/2014	0.09	89,900	89,899
Province of Ontario 7/9/2014	0.09	150,000	149,998
Province of Ontario 7/14/2014	0.09	50,000	49,999
Province of Ontario 7/16/2014	0.08	42,500	42,499
Short-term securities
	Yield at	Principal amount	Value
Commercial paper (continued)	acquisition	(000)	(000)

Province of Ontario 7/18/2014	0.08%	$ 75,000	$ 74,998
Province of Ontario 7/24/2014	0.08	43,000	42,998
Province of Ontario 9/2/2014	0.10	45,000	44,993
KfW 7/21/2014[1]	0.11	100,000	99,997
KfW 7/23/2014[1]	0.11	40,600	40,599
KfW 7/29/2014[1]	0.11	85,000	84,995
KfW 9/2/2014[1]	0.10	49,000	48,991
KfW 9/26/2014[1]	0.11	25,000	24,993
Export Development Canada 7/14/2014	0.08	100,000	99,999
Export Development Canada 8/1/2014	0.07	25,000	24,999
Export Development Canada 8/5/2014	0.06	50,000	49,998
Export Development Canada 8/6/2014	0.07	25,000	24,999
General Electric Co. 7/1/2014	0.06	131,475	131,475
Canada Bills 7/17/2014	0.07	83,700	83,699
IBM Corp. 7/1/2014[1]	0.07	26,350	26,350
Denmark (Kingdom of) 8/22/2014	0.08	25,000	24,997
			1,881,424
Discount notes 0.98%

International Bank for Reconstruction and Development 7/22/2014	0.05	20,000	20,000
International Bank for Reconstruction and Development 8/1/2014	0.06	50,000	49,998
International Bank for Reconstruction and Development 8/8/2014	0.06	50,000	49,998
International Bank for Reconstruction and Development 8/11/2014	0.06	50,000	49,998
			169,994
Total short-term securities (cost: $16,815,982,000)			16,816,553
Bonds, notes & other debt instruments 2.89%
U.S. Treasury bonds & notes 2.74%
U.S. Treasury 1.44%

U.S. Treasury 0.25% 2014		100,000	100,041
U.S. Treasury 0.25% 2014		50,000	50,017
U.S. Treasury 2.375% 2014		100,000	100,578
			250,636
U.S. Treasury floating rate notes 1.30%

U.S. Treasury 0.07% 2016[2]		50,000	49,990
U.S. Treasury 0.094% 2016[2]		175,000	174,997
			224,987
Total U.S. Treasury bonds & notes			475,623
Federal agency bonds & notes 0.15%

Federal Home Loan Bank 0.07% 2014		25,000	24,992
Total bonds, notes & other debt instruments (cost: $500,622,000)			500,615
Total investment securities (cost: $17,316,604,000)			17,317,168
Other assets less liabilities			17,873
Net assets			$17,335,041

[1]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $895,874,000, which represented 5.17% of the net assets of the fund.
[2]	Coupon rate may change periodically.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open and when deemed prudent to do so by the fund’s officers on days when the New York Stock Exchange is closed. Shares of the fund are valued in accordance with Securities and Exchange Commission rules, using the penny-rounding method, which permits the fund to maintain each share class at a constant net asset value of $1.00 per share.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with SEC rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At June 30, 2014, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 590
Gross unrealized depreciation on investment securities	(26)
Net unrealized appreciation on investment securities	564
Cost of investment securities for federal income tax purposes	17,316,604

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-059-0814O-S42145

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MONEY MARKET FUND

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Vice Chairman, President and Principal Executive Officer

Date: August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Vice Chairman, President and Principal Executive Officer

Date: August 28, 2014

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 28, 2014